Cover Page	12 Months Ended
Oct. 31, 2024 shares
Document Information [Line Items]
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Oct. 31, 2024
Current Fiscal Year End Date	--10-31
Entity File Number	001-40258
Entity Registrant Name	HIGH TIDE INC.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	11127 – 15 Street N.E.
Entity Address, Address Line Two	Unit 112
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T3K 2M4
City Area Code	403
Local Phone Number	770-9435
Title of 12(b) Security	Common Shares
Trading Symbol	HITI
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	80,787,017
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0001847409
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	true
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	530 Seventh Avenue
Entity Address, Address Line Two	Suite 508
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
Contact Personnel Name	CCS Global Solutions, Inc.
City Area Code	800
Local Phone Number	300-5067